Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable rate outstanding loans	$ 54,800,000	$ 51,100,000
Interest income forgone on loans classified as non-accrual	813,710	770,509	673,858
Restructured Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 1,196,274	$ 42,850
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	50.00%
Consumer Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%